Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Parenthetical) (Detail)	Dec. 11, 2020 shares
Aguassanta Investimentos S.A.
Disclosure of receivables and payables [line items]
Disposal of shares that were held in treasury	13,021,744